Financial Risk Management - Summary of Liquidity Risk (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Liquidity Risk Explanatory [Line Items]
Current assets	€ 255,171	€ 251,491
Current liabilities	178,793	170,368
Liquidity risk [member]
Disclosure Of Liquidity Risk Explanatory [Line Items]
Current assets	255,171	251,491
Current liabilities	178,793	170,366
Total	€ 76,378	€ 81,125